Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2024
Share based Compensation
Summary of the group's share-based compensation cost	The table below presents a summary of the Group’s share-based compensation cost (in thousands):

	For the year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Cost of revenues	758,413	823,765	1,185,854
Selling and marketing expenses	120,171	132,801	104,534
General and administrative expenses	1,214,995	1,119,018	1,069,850
Research and development expenses	1,080,581	1,167,226	1,522,701
	3,174,160	3,242,810	3,882,939

Restricted share units
Share based Compensation
Summary of the company's RSUs award activities

		Weighted average
		grant date fair
	Number of RSUs	value
	(in thousands)	US$
Outstanding at January 1, 2022	12,996	75.40
Granted	5,335	93.98
Vested	(4,630)	75.01
Forfeited	(696)	84.55
Outstanding at December 31, 2022	13,005	82.67

Outstanding at January 1, 2023	13,005	82.67
Granted	4,795	84.73
Vested	(5,190)	76.27
Forfeited	(523)	88.24
Outstanding at December 31, 2023	12,087	86.00

Outstanding at January 1, 2024	12,087	86.00
Granted	6,023	104.48
Vested	(5,375)	81.78
Forfeited	(976)	94.58
Outstanding at December 31, 2024	11,759	96.68